Schedule of Notes Payable (Details) - Yerbae Brands Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total notes payable	$ 4,338,177	$ 2,574,216
Less current maturities	(4,327,200)	(340,178)
Total notes payable, non-current portion	10,977	2,234,038
Notes Payable One [Member]
Short-Term Debt [Line Items]
Total notes payable	2,937,805	2,196,302
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Total notes payable	27,514	60,914
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Total notes payable		317,000
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Total notes payable	388,523
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Total notes payable	510,000
Notes Payable Six [Member]
Short-Term Debt [Line Items]
Total notes payable	56,667
Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Total notes payable	80,001
Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Total notes payable	315,000
Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Total notes payable	$ 22,667